Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Environmental Remediation Obligations [Abstract]
2020	$ 30
2021	31
2022	29
2023	25
2024	8
Thereafter	25
Total	$ 148